Related Party Balances and Transactions - Schedule of Related Party (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Libra Sciences Limited (Note b)	$ 13,659		$ 4,545
Jurchen Investment Corporation [Member]
Convertible notes to a related party - Current
Convertible notes to a related party - Current			3,238,500
Convertible notes to a related party – Non-current
Convertible notes to a related party - Non-current	3,328,500
Related Party [Member]
Related Party Transaction [Line Items]
Libra Sciences Limited (Note b)	519,002		522,192
Allowance for credit loss	(519,002)		(522,192)
Total
Amounts due to related parties, Current	79,700		79,644
Convertible notes to a related party – Non-current
Convertible notes to a related party - Non-current	3,328,500
Aeneas Group Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Current	79,180		79,180
Ian Huen [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Current	520		$ 464
Jurchen Investment Corporation [Member]
Convertible notes to a related party – Non-current
Interest expenses	$ 90,000	$ 90,000